UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22927

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2017 is set forth below.

Consolidated Schedule of Investments(a)

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio (PDBC)

January 31, 2017

(Unaudited)

Principal Amount		Value
	U.S. Treasury Bills - 81.9%(b)
$30,000,000	0.350%, 02/02/2017(c)	$29,999,640
80,000,000	0.360%, 02/02/2017	79,999,040
60,000,000	0.460%, 03/02/2017	59,977,560
10,000,000	0.450%, 04/06/2017(c)	9,991,780
80,000,000	0.478%, 04/27/2017	79,906,240
50,000,000	0.510%, 05/04/2017	49,935,300
25,000,000	0.575%, 05/18/2017(c)	24,963,550
50,000,000	0.595%, 05/18/2017	49,927,100
150,000,000	0.590%, 07/13/2017	149,598,300

	Total U.S. Treasury Bills (Cost $534,284,964)	534,298,510

Number of Shares
	Money Market Funds - 16.4%(d)
84,280,863	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%	84,280,863
22,812,223	Invesco Short - Term Investments Company Global Series PLC - US Dollar Liquid Portfolio - Institutional Class, 0.83%	22,812,223

	Total Money Market Funds (Cost $107,093,086)	107,093,086

	Total Investments (Cost $641,378,050)(e) - 98.3%	641,391,596
	Other assets less liabilities - 1.7%	11,001 ,967

	Net Assets - 100.0%	$652,393,563

Notes to Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	At January 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $13,546, which consisted of aggregate gross unrealized appreciation of $21,153 and aggregate gross unrealized depreciation of $7,607.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$534,298,510	$—	$534,298,510
Money Market Funds	107,093,086	—	—	107,093,086
Futures Contracts(a)	18,939,175	—	—	18,939,175

Total Investments	$126,032,261	$534,298,510	$—	$660,330,771

(a)	Unrealized appreciation.

Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts - Exchange-Traded(a)	$22,053,682
Derivatives not subject to master netting agreements	$(22,053,682)

Total Derivative Assets subject to master netting agreements	$—

Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts - Exchange-Traded(a)	$(3,114,507)
Derivatives not subject to master netting agreements	$3,114,507

Total Derivative Liabilities subject to master netting agreements	$—

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2017.

The table below summarizes the Fund’s gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Gain
Commodity Risk
Realized Gain:
Futures Contracts	$12,793,854

Change in Net Unrealized Appreciation:
Futures Contracts	12,495,017

Total	$25,288,871

The table below summarizes the average notional value of futures contracts outstanding during the period.

Average Notional Value
Futures contracts	$527,345,233

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	1,464	December-2017/Long	$82,730,640	$1,307,017
Corn	1,791	September-2017/Long	34,073,775	539,514
Gasoline RBOB	1,303	December-2017/Long	83,966,102	4,031,938
Gold	382	April-2017/Long	46,275,480	887,227
LME Copper	194	December-2017/Long	29,148,500	1,489,570
LME Primary Aluminum	587	March-2017/Long	26,627,787	1,269,497
LME Zinc	410	December-2017/Long	29,320,125	3,123,915
Natural Gas	1,159	September-2017/Long	38,049,970	1,057,138
NY Harbor ULSD	1,197	June-2017/Long	83,178,333	2,067,788
Silver	132	December-2016/Long	11,578,380	(281,667)
Soybean	692	November-2017/Long	34,634,600	563,000
Sugar No.11	1,536	October-2017/Long	34,458,009	311,741
Wheat	1,486	July-2017/Long	33,230,675	(2,832,840)
WTI Crude Oil	1,611	March-2017/Long	85,076,910	5,405,337

Total Futures Contracts - Commodity Risk				$18,939,175

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Daniel E. Draper
Name: Daniel E. Draper
Title: President

Date:	3/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper
Name: Daniel E. Draper
Title: President

Date:	3/29/2017

By:	/s/ Steven Hill
Name: Steven Hill
Title: Treasurer

Date:	3/29/2017